Exhibit 99.30

Client Name:
Client Project Name:	JPMMT 2017-4
Start - End Dates:	12/11/2015 - 7/31/2017
Deal Loan Count:	7

Rating Agency ATR QM Data Fields

Loans in Report:	7

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income	Loan Status	Sample Group
xxx	QM: Safe Harbor	No	Yes	xxx	xxx	No	Yes	7200	11/16/2015	4.7694	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMMT 2017-4
xxx	QM: Rebuttable Presumption	No	Yes	xxx	Not Applicable	No	Yes	957.49	7/28/2016	5.0315	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	ClientComplete	JPMMT 2017-4
xxx	QM: Rebuttable Presumption	No	Yes	xxx	Not Applicable	No	Yes	4520.57	7/28/2016	5.6115	Employed	Unemployed	U.S. Citizen	U.S. Citizen	No	0	ClientComplete	JPMMT 2017-4
xxx	QM: Safe Harbor	No	Yes	xxx	xxx	No	Yes	9629.6	12/20/2016	4.13	Retired	(No Data)	U.S. Citizen	(No Data)	No	0	Complete	JPMMT 2017-4
xxx	QM: Safe Harbor	No	Yes	xxx	xxx	No	Yes	6234.05	6/1/2017	3.9571	Employed	Employed	Permanent Resident Alien	U.S. Citizen	No	0	Complete	JPMMT 2017-4
xxx	QM: Safe Harbor	No	Yes	xxx	Not Applicable	No	Yes	895	6/5/2017	4.2713	Employed	Employed	U.S. Citizen	U.S. Citizen	No	0	Complete	JPMMT 2017-4
xxx	QM: Safe Harbor	No	Yes	xxx	xxx	No	Yes	13703	6/20/2017	4.3125	Employed	Employed	Permanent Resident Alien	Permanent Resident Alien	No	0	Complete	JPMMT 2017-4

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